Financial Instruments - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash or cash equivalents	$ 22,411,000	$ 16,085,000	$ 17,375,000	$ 18,230,000
Trade payables and accruals	3,556,000	$ 2,376,000
Currency risk [member] | United States of America, Dollars
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Cash or cash equivalents	12,000,000
Trade payables and accruals	2,430,000
Net USD exposure	9,590,000
Potential movement in exchange rate	0.01
Increase (decrease) in profit loss and net assets due to potential movement in exchange rate	$ 139,000